Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	MFS® SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2022
Document Effective Date	Mar. 30, 2022
Prospectus Date	Mar. 30, 2022
MFS Global Opportunistic Bond Fund | A
Prospectus:
Trading Symbol	MGBAX
MFS Global Opportunistic Bond Fund | B
Prospectus:
Trading Symbol	MGBBX
MFS Global Opportunistic Bond Fund | C
Prospectus:
Trading Symbol	MGBDX
MFS Global Opportunistic Bond Fund | I
Prospectus:
Trading Symbol	MGBJX
MFS Global Opportunistic Bond Fund | R1
Prospectus:
Trading Symbol	MGBKX
MFS Global Opportunistic Bond Fund | R2
Prospectus:
Trading Symbol	MGBLX
MFS Global Opportunistic Bond Fund | R3
Prospectus:
Trading Symbol	MGBMX
MFS Global Opportunistic Bond Fund | R4
Prospectus:
Trading Symbol	MGBNX
MFS Global Opportunistic Bond Fund | R6
Prospectus:
Trading Symbol	MGBOX